Annual Fund Operating Expenses - AST SMALL-CAP VALUE PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.73%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.05%
+ Acquired Fund Fees & Expenses	0.07%
= Total Annual Portfolio Operating Expenses	1.10%